As filed with the Securities and Exchange Commission on March 5, 2008

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

PHOENIX OPPORTUNITIES TRUST

(Phoenix Bond Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06103-2899

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, $1.00 par value per share.

The Registrant has registered an indefinite amount of securities of its Phoenix Bond Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended September 30, 2007 was filed with the Commission on December 28, 2007.

It is proposed that this filing will become effective on April 4, 2008, pursuant to Rule 488 of the Securities Act of 1933.

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April     , 2008

Dear Shareholder:

The Phoenix Insight Bond Fund (“Phoenix Insight Bond”), a series of Phoenix Insight Funds Trust (“Insight Trust”), will hold a special meeting of shareholders at 2:00 p.m. Eastern time, on May 13, 2008, at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, Connecticut (the “Meeting”). At the Meeting, shareholders of Phoenix Insight Bond will vote on an Agreement and Plan of Reorganization (the “Plan”) under which Phoenix Insight Bond will be combined with Phoenix Bond Fund (“Phoenix Bond”), a series of Phoenix Opportunities Trust. The reorganization is expected to be completed on or about May 16, 2008. Phoenix Insight Bond’s investment objective is similar and its investment strategies are substantially similar to those of Phoenix Bond. If the Plan is approved by shareholders, you will become a shareholder of Phoenix Bond and will receive shares of the corresponding class of Phoenix Bond with an aggregate net asset value equal to the aggregate net asset value of your investment in Phoenix Insight Bond. No sales charge will be imposed in connection with the reorganization. Phoenix Bond will pay all costs of the reorganization.

The Board of Trustees of Insight Trust believes that the reorganization offers you the opportunity to pursue your goals in a larger fund with a stronger performance history. The Board of Trustees has carefully considered and has unanimously approved the reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of Phoenix Insight Bond and its shareholders.

Details of the proposed Plan, the voting process and the Meeting are set forth in the enclosed Prospectus/Proxy Statement. The Board of Trustees Recommends that you vote FOR the reorganization.

Your vote counts and delaying to vote can potentially add to the cost of this proxy solicitation. Please cast your ballot today – online, by telephone or by mail – by following the instructions on the enclosed proxy card.

If you have any questions, please call (800) 243-1574 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, and Friday until 5:00 p.m.

Your vote is important. Please take a moment after reviewing the enclosed materials to vote your shares. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.

Sincerely,

George R. Aylward
President, Phoenix Funds

Phoenix Investment Partners, Ltd. 56 Prospect Street P. O. Box 150480	860.403.5000 Phone
Hartford, CT 06115-0480	PhoenixFunds.com

Mutual Funds distributed by Phoenix Equity Planning Corporation

Q & A FOR SHAREHOLDERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposed reorganization that will be the subject of a shareholder vote.

Q.	What issue am I being asked to vote on at the upcoming special meeting on May 13, 2008?

A.	Shareholders of Phoenix Insight Bond Fund (“Phoenix Insight Bond”) are being asked to approve an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of Phoenix Insight Bond, a series of Phoenix Insight Funds Trust (“Insight Trust”) into Phoenix Bond Fund (“Phoenix Bond”), a series of Phoenix Opportunities Trust (“Opportunities Trust”).

Q.	Why did the Board of Trustees approve the Reorganization?

A.	The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and substantially similar investment strategies within the Phoenix Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. The proposed Reorganization will allow shareholders of Phoenix Insight Bond to own a fund that is similar in style and with a greater amount of combined assets, after the Reorganization. Phoenix Bond has a similar investment objective and substantially similar investment strategies as Phoenix Insight Bond, while its Class I shares have outperformed the Class I shares of Phoenix Insight Bond on a one-, three-, five-, and 10-year basis, through December 31, 2007. The Reorganization should create better efficiencies for the portfolio management team, which should benefit Phoenix Bond and its shareholders, and perhaps lower fees for all Phoenix Bond share classes. In any event, the expenses for each share class will not increase after the merger. Phoenix Investment Counsel, Inc. (“PIC”) has agreed to voluntarily reimburse expenses for Phoenix Bond until further notice so that Phoenix Bond’s fees, after the Reorganization, will not exceed 0.85%, 1.60% and 0.60% for Class A, Class C and Class I shares, respectively. Such expense reductions may be discontinued at any time by PIC.

Q.	What will happen to my existing shares?

A.	Your shares of Phoenix Insight Bond will be exchanged for shares of Phoenix Bond. Therefore, if you own Class A, Class C or Class I shares of Phoenix Insight Bond, you will own Class A, Class C or Class I shares, respectively, of Phoenix Bond following the Reorganization. You will not pay any sales charges in connection with the Reorganization. The shares of Phoenix Bond that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of Phoenix Insight Bond immediately prior to the Reorganization so that the value of your investment will be exactly the same immediately before and immediately after the Reorganization.

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Q.	Are there differences between the investment objectives and investment strategies of Phoenix Insight Bond and Phoenix Bond?

A.	The investment objective of Phoenix Insight Bond is similar to that of Phoenix Bond, and the investment strategies are substantially similar. Both Funds are managed by the same investment manager using the same investment style.

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders of record at the Meeting, the Reorganization is expected to occur on or about May 16, 2008.

Q.	Will the Reorganization create a taxable event for me?

A.	No. The Reorganization is expected to be a tax-free transaction for federal income tax purposes.

Q.	What happens if the Reorganization is not approved?

A.	If shareholders of Phoenix Insight Bond do not approve the Plan, the Reorganization will not take effect and the Board of Trustees of Insight Trust will consider other possible courses of action in the best interests of Phoenix Insight Bond and its shareholders.

Q.	Has the Board of Trustees approved the proposal?

A.	Yes. The Board unanimously approved the Reorganization as set forth in the Plan and recommends that you vote FOR the Plan.

Q.	Who will pay for the legal costs and proxy solicitation associated with the proposal?

A.	All of the costs incurred by the Funds in connection with the Reorganization will be paid by Phoenix Bond. If the Plan is not approved, PIC or one of its affiliates will pay the expenses incurred by Phoenix Insight Bond and Phoenix Bond in connection with the Reorganization (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by Phoenix Insight Bond, Phoenix Bond or their shareholders.

Q.	How do I vote my shares?

A.	If you do not expect to attend the Meeting, you may vote by telephone by calling the toll-free number on the proxy card or by computer at the Internet address provided on the proxy

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card and following the instructions, using your proxy card as a guide. Alternatively, you may vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage-paid envelope. You may also vote your shares by attending the Meeting. It is important that you vote promptly.

Q.	Will anyone contact me?

A.	You may receive a call from our proxy solicitor, Computershare Fund Services, Inc. (“CFS”) to verify that you received your proxy materials, to answer any questions you may have about the proposals and to encourage you to vote.

Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A.	Please call CFS, Phoenix Insight Bond’s proxy agent, at 866-343-1411. As the Meeting date approaches, certain shareholders of Phoenix Insight Bond may receive telephone calls from representatives of CFS if their votes have not yet been received. Proxies that are obtained telephonically by CFS will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases in which a telephonic proxy is solicited, the CFS representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the CFS representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to CFS, then the CFS representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder’s instructions on the proposal.

In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, regardless of whether you plan to attend the Meeting. You may vote by mail, telephone or over the Internet. To vote by mail, please mark, sign, date, and mail the enclosed proxy card. No postage is required if you use the accompanying envelope to mail the proxy card in the United States. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide. To vote over the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide.

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PHOENIX INSIGHT FUNDS TRUST

on behalf of Phoenix Insight Bond Fund

101 Munson Street

Greenfield, Massachusetts 01301

1-800-243-1574

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on May 13, 2008

To the Shareholders:

NOTICE IS HEREBY GIVEN THAT a special meeting of the shareholders of the Phoenix Insight Bond Fund (“Phoenix Insight Bond”) series of Phoenix Insight Funds Trust (“Insight Trust”), a Massachusetts business trust, will be held at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, Connecticut, 06103, on May 13, 2008 at 2:00 p.m. Eastern time and any adjournments thereof (the “Meeting”). The Meeting will be held for the following purposes:

1.	To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of Phoenix Insight Bond, a series of Insight Trust, by Phoenix Bond Fund (“Phoenix Bond”), a series of Phoenix Opportunities Trust, in exchange for shares of Phoenix Bond and the assumption by Phoenix Bond of the liabilities of Phoenix Insight Bond. The Plan also provides for distribution of these shares of Phoenix Bond to shareholders of Phoenix Insight Bond in liquidation and subsequent termination of Phoenix Insight Bond. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Phoenix Insight Bond.

2.	To transact any other business that may properly come before the Meeting.

The Board of Trustees has fixed the close of business on April 1, 2008 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.

Whether or not you plan to attend the Meeting in person, please vote your shares. As a convenience to our shareholders, you may now vote in any one of four ways:

•	Through the Internet—https://vote.proxy-direct.com

•	By telephone— [ ]

•	By mail—using the enclosed proxy card and postage paid envelope

•	In person—at the Meeting

We encourage you to vote by Internet or telephone; have your proxy card in hand and go to the Web site or call the number and follow the instructions given there. Use of Internet or telephone voting will reduce the time and cost associated with this proxy solicitation. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.

If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted “FOR” the proposals described above.

By order of the Board of Trustees

/s/ Kevin J. Carr
Kevin J. Carr
Secretary
Phoenix Insight Funds Trust

April     , 2008

SHAREHOLDERS ARE REQUESTED TO VOTE BY INTERNET OR BY TELEPHONE OR TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY WITH RESPECT TO INTERNET OR TELEPHONE VOTING ARE SET FORTH ON THE PROXY CARD. INSTRUCTIONS FOR SIGNING PROXY CARDS IF MAILING IMMEDIATELY FOLLOW THIS NOTICE. IT IS IMPORTANT THAT THE PROXY BE VOTED PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instructions form.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

3.	All Other Accounts: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.

(2)	ABC Corp.	John Doe, Treasurer

(3)	ABC Corp. c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

ACQUISITION OF ASSETS OF

PHOENIX INSIGHT BOND FUND

a series of

Phoenix Insight Funds Trust

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

PHOENIX BOND FUND

a series of

Phoenix Opportunities Trust

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

PROSPECTUS/PROXY STATEMENT

DATED                     , 2008

This Prospectus/Proxy Statement is being furnished in connection with an Agreement and Plan of Reorganization (the “Plan”) which will be submitted to shareholders of Phoenix Insight Bond Fund (“Phoenix Insight Bond”), a series of Phoenix Insight Funds Trust (“Insight Trust”), for consideration at a Special Meeting of Shareholders to be held on May 13, 2008 at 2:00 p.m. Eastern time at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, Connecticut 06103, and any adjournments thereof (the “Meeting”).

GENERAL

Subject to the approval of Phoenix Insight Bond’s shareholders, the Board of Trustees of Insight Trust has approved the proposed reorganization of Phoenix Insight Bond into Phoenix Bond Fund (“Phoenix Bond”), a series of Phoenix Opportunities Trust (“Opportunities Trust”). Phoenix Insight Bond and Phoenix Bond are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of Phoenix Insight Bond will be acquired by Phoenix Bond in exchange for Class A, Class C and Class I shares of Phoenix Bond and the assumption by Phoenix Bond of the liabilities of Phoenix Insight Bond (the “Reorganization”). If the Reorganization is approved, Class A, Class C and Class I shares of Phoenix Bond will be distributed to each shareholder in liquidation of Phoenix Insight Bond, and Phoenix Insight Bond will be terminated as a series of Insight Trust. You will then hold that number of full and fractional shares of Phoenix Bond which have an aggregate net asset value equal to the aggregate net asset value of your shares of Phoenix Insight Bond.

Phoenix Insight Bond is a separate diversified series of Insight Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Phoenix Bond is a separate diversified series of Opportunities Trust, a Delaware statutory trust, which is also an open-end management investment company registered under the 1940 Act. The investment objective of Phoenix Insight Bond is similar to that of Phoenix Bond, as follows:

Fund	Investment Objective
Phoenix Insight Bond	Seeks to provide a high level of total return, including a competitive level of current income.

Phoenix Bond	Seeks to provide high total return from both current income and capital appreciation.

The investment strategies for Phoenix Insight Bond are substantially similar to those for Phoenix Bond.

Phoenix Investment Counsel, Inc. (“PIC”) serves as the investment adviser for both Funds, and SCM Advisors, LLC (“SCM”) serves as the investment subadviser for both Funds.

This Prospectus/Proxy Statement explains concisely the information about Phoenix Bond that you should know before voting on the Plan. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Phoenix Insight Bond:	How to Obtain this Information:

Prospectus of Insight Trust relating to Phoenix Insight Bond, dated May 1, 2007, as supplemented

Statement of Additional Information of Insight Trust relating to Phoenix Insight Bond, dated May 1, 2007, as supplemented

Annual Report of Insight Trust relating to Phoenix Insight Bond for the year ended December 31, 2007

Copies are available upon request and without charge if you:

•        Visit PhoenixFunds.com or PhoenixInvestments.com on the Internet;

•        Write to Phoenix Equity Planning Corporation, One American Row, P.O. Box 150480, Hartford, CT 06115-0480; or

•        Call (800) 243-1574 toll-free.

Information about Phoenix Bond:	How to Obtain this Information:

Prospectus of Opportunities Trust relating to Phoenix Bond, dated January 31, 2008, as supplemented, which accompanies this Prospectus/Proxy Statement

Statement of Additional Information of Opportunities Trust relating to Phoenix Bond, dated January 31, 2008, as supplemented

Annual Report of Opportunities Trust relating to Phoenix Bond for the year ended September 30, 2007

Copies are available upon request and without charge if you:

•        Visit PhoenixFunds.com or PhoenixInvestments.com on the Internet;

•        Write to Phoenix Equity Planning Corporation, One American Row, P.O. Box 150480, Hartford, CT 06115-0480; or

•        Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:

Statement of Additional Information dated , 2008, which relates to this Prospectus/Proxy Statement and the Reorganization

Copies are available upon request and without charge if you:

•        Write to Phoenix Equity Planning Corporation, One American Row, P.O. Box 150480, Hartford, CT 06115-0480; or

•        Call (800) 243-1574 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to Phoenix Insight Bond contained in the Prospectus of Insight Trust dated May 1, 2007, as supplemented, (SEC File No. 811-07447) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to Phoenix Bond contained in the Prospectus of Opportunities Trust dated January 31, 2008, as supplemented, (SEC File No. 811-07455) also is incorporated by reference in this document. The Statement of Additional Information dated                     , 2008, relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of Insight Trust relating to Phoenix Insight Bond for the year ended December 31, 2007, the financial statements of Opportunities Trust relating to Phoenix Bond for the year ended September 30, 2007, and pro forma financial statements of Opportunities Trust relating to Phoenix Bond for the twelve month period ended September 30, 2007, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Phoenix Bond:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and substantially similar investment strategies within the Phoenix Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. The proposed Reorganization will allow shareholders of Phoenix Insight Bond to own a fund that is similar in style and with a greater amount of combined assets, after the Reorganization. Phoenix Bond has a similar investment objective and substantially similar investment strategies as Phoenix Insight Bond, while its Class I shares have outperformed the Class I shares of Phoenix Insight Bond on a one-, three-, five-, and 10-year basis, through December 31, 2007. The Reorganization should create better efficiencies for the portfolio management team, which should benefit Phoenix Bond and its shareholders, and perhaps lower fees for all Phoenix Bond share classes. While Phoenix Insight Bond has greater assets than Phoenix Bond, the voluntary expense waiver of Phoenix Bond will be reduced such that the expenses for each share class will not increase after the merger. PIC has agreed to voluntary reimburse expenses for Phoenix Bond until further notice so that Phoenix Bond’s fees, after the Reorganization, will not exceed 0.85%, 1.60% and 0.60% for Class A, Class C and Class I shares, respectively. Such expense reductions may be discontinued at any time by PIC. Having considered the reorganization as proposed, the Trustees believe that the Reorganization is in the best interests of Phoenix Insight Bond and its shareholders.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of Phoenix Insight Bond to Phoenix Bond in exchange for Class A, Class C and Class I shares of Phoenix Bond;

•	the assumption by Phoenix Bond of all of the liabilities of Phoenix Insight Bond;

•	the liquidation of Phoenix Insight Bond by distribution of Class A, Class C and Class I shares of Phoenix Bond to Phoenix Insight Bond’s shareholders; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about May 16, 2008.

After the Reorganization, what shares will I own?

If you own Class A, Class C or Class I shares of Phoenix Insight Bond, you will own Class A, Class C or Class I shares, respectively, of Phoenix Bond.

The new shares you receive will have the same total value as your shares of Phoenix Insight Bond, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will benefit you as follows:

•

PERFORMANCE: Phoenix Bond’s Class A shares have outperformed the Class A shares of Phoenix Insight Bond on a one-, three-, five-, and ten-year basis, through December 31, 2007. Past performance is not indicative of future results.

•

OPERATING EFFICIENCIES: Upon the Reorganization of Phoenix Insight Bond into Phoenix Bond, operating efficiencies may be achieved by Phoenix Bond because it will have a greater level of assets. As of September 30, 2007, Phoenix Insight Bond’s net assets were approximately $154.8 million and Phoenix Bond’s net assets were approximately $86.9 million.

After the Reorganization, the value of your shares will depend on the performance of Phoenix Bond rather than that of Phoenix Insight Bond. The Trustees of Insight Trust and Opportunities Trust believe that the Reorganization will benefit both Phoenix Insight Bond and Phoenix Bond. All of the costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, will be paid by Phoenix Bond.

Like Phoenix Insight Bond, Phoenix Bond will pay dividends from net investment income on a monthly basis and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class C and Class I shares of Phoenix Bond or distributed in cash, if you have so elected.

How do the Trustees recommend that I vote?

The Trustees of Insight Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that the Reorganization would be in the best interests of Phoenix Insight Bond and Phoenix Bond and their shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for approval of the shareholders of Phoenix Insight Bond.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLAN AND THE REORGANIZATION CONTEMPLATED THEREBY

The Trustees of Opportunities Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act, also have concluded that the Reorganization would be in the best interest of Phoenix Bond and its shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganization.

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class C and Class I shares, as applicable, of Phoenix Bond in the same manner as you did for your shares of Phoenix Insight Bond before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives and principal investment strategies compare?

The investment objective of Phoenix Insight Bond is similar to Phoenix Bond. The investment objective of each Fund is non-fundamental, which means that it may be changed by vote of the Trustees and without shareholder approval. The investment strategies of the Funds are substantially similar.

The following tables summarize a comparison of Phoenix Insight Bond and Phoenix Bond with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.

Phoenix Insight Bond
Investment Objective	Seeks to provide a high level of total return, including a competitive level of current income.
Principal Investment Strategies

Normally invests at least 80% of its assets in bonds. “Bonds” are fixed income debt securities of various types of issuers, including corporate bonds, mortgage-backed and asset-backed securities, U.S. Government securities and other short-term instruments.

Invests in bonds, at least 65% of which are rated at the time of investment Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by Standard & Poor’s Corporation (“S&P”). However, the Fund may invest in high yield-high risk fixed income debt securities (junk bonds). As of December 31, 2007, the average rating of the Fund’s portfolio was AA-. The Fund’s policy of investing at least 80% of its assets in bonds may be changed only upon 60 days written notice to shareholders.

SCM uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities.

Securities selected for Fund investment may be of any maturity or duration. Normally, the Fund’s dollar-weighted average duration will vary between two and eight years. SCM may adjust the Fund’s dollar-weighted average duration based on changing expectations for the federal funds rate, the shape of the yield curve, swap spreads, mortgage prepayments, credit spreads, and capital market liquidity. Within this context, it is expected that the Fund’s dollar-weighted average maturity will range between three and fifteen years. On December 31, 2007, the Fund’s average duration of its securities was 4.67 years, and the average adjusted maturity was 6.09 years.

SCM’s investment strategies may result in a higher portfolio turnover rate.

Phoenix Bond
Investment Objective	Seeks to provide high total return from both current income and capital appreciation.
Principal Investment Strategies

Invests in a diversified portfolio of bonds. Under normal circumstances, the Fund invests at least 80% of its assets in bonds, at least 65% of which are rated at the time of investment Baa3 or higher by Moody’s or BBB-or higher by S&P. However, the Fund may invest in high yield-high risk fixed income securities (junk bonds). As of December 31, 2007, the average rating of the Fund’s portfolio was Aa3 or AA-. “Bonds” are fixed income debt securities of various types of issuers, including corporate bonds, mortgage-backed and asset-backed securities, U.S. Government securities and other short-term instruments. The Fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days written notice to shareholders.

SCM uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities.

Securities selected for Fund investment may be of any maturity or duration. Normally, the Fund’s dollar-weighted average duration will vary between two and eight years. SCM may adjust the Fund’s dollar-weighted average duration based on changing expectations for the federal funds rate, the shape of the yield curve, swap spreads, mortgage prepayments, credit spreads, and capital market liquidity. Within this context, it is expected that the Fund’s dollar-weighted average maturity will range between three and fifteen years. On December 31, 2007, the average duration of the fund’s securities was 4.53 years and the average maturity was 6.11 years.

SCM’s investment strategies may result in a higher portfolio turnover rate for the Fund.

The principal risks of the Funds are substantially similar as well. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds. Phoenix Insight Bond’s Prospectus lists risks that are not included in Phoenix Bond’s Prospectus; however, both Funds are managed by the same subadviser in a substantially similar manner, and, therefore, the Funds’ risks are essentially the same. The differences in the Prospectus disclosures stem from the fact that Phoenix Insight Bond was previously managed by another adviser who utilized different risk terminology.

Because Phoenix Insight Bond and Phoenix Bond have similar investment objectives and substantially similar investment strategies, it is not anticipated that the securities held by Phoenix Insight Bond will be sold in significant amounts in order to comply with the policies and investment practices of Phoenix Bond in connection with the Reorganization. If any such sales occur, the transaction costs will be borne by Phoenix Bond. Such costs are ultimately borne by the Fund’s shareholders.

How do the Funds’ fees and expenses compare?

Phoenix Insight Bond offers three classes of shares (Class A, Class C and Class I). Phoenix Bond offers four classes of shares (Class A, Class B, Class C and Class I). Phoenix Bond’s Class B shares are not discussed in this document; however, you may refer to Phoenix Bond’s Prospectus and Statement of Additional Information for more information on its Class B shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class C and Class I shares of each of the Funds. The columns entitled “Phoenix Bond (Pro Forma)” show you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for the Class A, Class C and Class I shares of Phoenix Insight Bond and Phoenix Bond, set forth in the following tables and in the examples are based on the expenses for the twelve-month periods ended December 31, 2007 and September 30, 2007, respectively. The amounts for Class A, Class C and Class I shares of Phoenix Bond (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of Phoenix Bond would have been for the twelve-month period ended September 30, 2007, assuming the Reorganization had taken place on October 1, 2006.

Shareholder Fees (fees paid directly from your investment)

	Phoenix Insight Bond Class A		Phoenix Bond Class A		Phoenix Bond (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		4.75%		4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	(a)	None	(a)	None	(a)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (as a percentage of average daily net assets)

	Phoenix Insight Bond Class A		Phoenix Bond Class A		Phoenix Bond (Pro Forma) Class A
Management Fees	0.50%		0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees(c)	0.25%		0.25%		0.25%
Other Expenses	0.20%		0.37%		0.24%
Total Annual Fund Operating Expenses	0.95	%(e)	1.12	%(f)	0.99	%(f)

Shareholder Fees (fees paid directly from your investment)

	Phoenix Insight Bond Class C		Phoenix Bond Class C		Phoenix Bond (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00	%(b)	1.00	%(b)	1.00	%(b)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (as a percentage of average daily net assets)

	Phoenix Insight Bond Class C		Phoenix Bond Class C		Phoenix Bond (Pro Forma) Class C
Management Fees	0.50%		0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees(c)	1.00%		1.00%		1.00%
Other Expenses	0.20%		0.37%		0.24%
Total Annual Fund Operating Expenses	1.70	%(e)	1.87	%(f)	1.74	%(f)

Shareholder Fees (fees paid directly from your investment)

	Phoenix Insight Bond Class I	Phoenix Bond Class I	Phoenix Bond (Pro Forma) Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Fees and Expenses (as a percentage of average daily net assets)

	Phoenix Insight Bond Class I		Phoenix Bond Class I	Phoenix Bond (Pro Forma) Class I
Management Fees	0.50%		0.50%	0.50%
Shareholder Servicing Fee	0.05	%(d)	None	None
Other Expenses	0.20%		0.37%	0.24%
Total Annual Fund Operating Expenses	0.75	%(e)	0.87%	0.74	%(f)

(a)	A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder’s fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.
(b)	The deferred sales charge is imposed on Class C shares redeemed during the first year only.
(c)	Distribution and Shareholder Servicing (12b-1) Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by FINRA.
(d)	The Fund’s distributor has contractually agreed to waive the Class I shareholder servicing fee through April 30, 2008.
(e)	PIC has voluntarily agreed to limit total operating expenses of Phoenix Insight Bond (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.85% for Class A shares, 1.60% for Class C shares and 0.60% for Class I shares (including the contractual waiver of the shareholder servicing fee by the distributor). PIC has agreed to apply these same expense limitations to the Phoenix Bond Fund following the merger. The Adviser may discontinue this voluntary expense cap at any time.
(f)	For periods prior to the reorganization, PIC has voluntarily agreed to limit total operating expenses of Phoenix Bond (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. Prior to the reorganization, PIC agreed to limit such total operating expenses to 0.85% for Class A shares, 1.60% for Class C shares and 0.60% for Class I shares. The Adviser may discontinue this voluntary expense cap at any time. PIC may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such waiver or reimbursement occurred, subject to certain limitations.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Phoenix Insight Bond versus Phoenix Bond and Phoenix Bond (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that all contractual expense reductions or waivers remain in effect for the periods indicated only. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

	Class A
	One Year	Three Years	Five Years	Ten Years
Phoenix Insight Bond	$567	$763	$976	$1,586

Phoenix Bond	$587	$823	$1,078	$1,806

Phoenix Bond (Pro Forma)	$571	$774	$995	$1,627

	Class C
	One Year	Three Years	Five Years	Ten Years
Phoenix Insight Bond	$273	$536	$923	$2,009

Phoenix Bond	$447	$1,056	$1,788	$3,721

Phoenix Bond (Pro Forma)	$277	$547	$942	$2,049

	Class I
	One Year	Three Years	Five Years	Ten Years
Phoenix Insight Bond	$77	$240	$417	$930

Phoenix Bond	$84	$262	$455	$1,014

Phoenix Bond (Pro Forma)	$75	$236	$410	$915

You would pay the following expenses if you did not redeem your shares:

	Class C
	One Year	Three Years	Five Years	Ten Years
Phoenix Insight Bond	$173	$536	$923	$2,009

Phoenix Bond	$347	$1,056	$1,788	$3,721

Phoenix Bond (Pro Forma)	$177	$547	$942	$2,049

How do the Funds’ performance records compare?

The following charts show how the Class I shares of Phoenix Insight Bond and Class I shares of Phoenix Bond, each Fund’s oldest class, have performed in the past. Prior to May 18, 2006, Phoenix Insight Bond was managed by Harris Investment Management, Inc.; therefore, the performance information set forth below reflects the management of the previous adviser prior to this date. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts show changes in the Funds’ Class I shares performance from year to year over the last ten calendar years.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return, as applicable, has varied from year-to-year. These charts include the effects of fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Phoenix Insight Bond – Class I

7.12%	-0.91%	13.06%	8.32%	7.18%	3.92%	4.07%	2.44%	3.85%	3.28%

98	99	00	01	02	03	04	05	06	07

Best Quarter: 4th—2000         5.04%

Worst Quarter: 2nd —2004     -2.34%

Phoenix Bond – Class I

7.66%	1.57%	8.67%	5.60%	9.70%	6.99%	4.54%	2.09%	4.58%	5.24%

98	99	00	01	02	03	04	05	06	07

Best Quarter: 3rd—2002         3.77%

Worst Quarter: 2nd—2004    -2.25%

The next set of tables lists the average annual total return by class of Phoenix Insight Bond and Phoenix Bond for the past one, five and ten years (through December 31, 2007). The after-tax returns shown are for Class I, the oldest class of Phoenix Insight Bond and Phoenix Bond; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2007)(1)

Phoenix Insight Bond	1 Year Ended 12/31/07	5 Years Ended 12/31/07	10 Years Ended 12/31/07	Since Inception Class A	Since Inception Class C
Class I shares
Return Before Taxes	3.28%	3.51%	5.17%	—	—
Return After Taxes on Distributions(2)	1.43%	1.78%	3.01%	—	—
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	2.11%	1.98%	3.09%	—	—
Class A Shares				2/17/99
Return Before taxes	-1.87%	2.25%	—	4.20%	—
Class C Shares					6/26/06
Return Before taxes	2.26%	—	—	—	5.10%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%	5.79%	8.47%

Phoenix Bond	1 Year Ended 12/31/07	5 Years Ended 12/31/07	10 Years Ended 12/31/07	Since Inception Class A and Class C
Class I shares
Return Before Taxes	5.24%	4.68%	5.63%	—
Return After Taxes on Distributions(2)	3.59%	3.00%	3.46%	—
Return After Taxes on Distributions and Sale of Fund Shares(3)	3.37%	3.03%	3.48%	—
Class A shares				7/1/98
Return Before Taxes	0.04%	3.40%	—	4.54%
Class C shares				7/1/98
Return Before Taxes	4.28%	3.63%	—	4.29%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%	5.86%

(1)	The Funds’ average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the Fund’s Class A shares and, if applicable, a full redemption in the Fund’s Class C shares.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	The Return After Taxes on Distributions and Sales of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a tax loss on the sale of fund shares. The benefit (to the extent it can be used to offset other gains) may result in a higher return.

The Lehman Brothers Aggregate Bond Index is an unmanaged index that measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Phoenix Bond is also contained in management’s discussion of Phoenix Bond’s performance, which appears in the most recent Annual Report of Opportunities Trust relating to Phoenix Bond.

Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?

Management of the Funds

The overall management of Phoenix Insight Bond and Phoenix Bond is the responsibility of, and is supervised by, the Boards of Trustees of Insight Trust and Opportunities Trust, respectively.

Adviser

Phoenix Investment Counsel, Inc. (the “Adviser” or “PIC”) is the investment adviser for the Funds and is responsible for managing their investment program. The Adviser selects and pays the fees of SCM to manage the

Funds and monitors SCM’s management of the Funds. For its management and supervision of the daily business affairs of the Funds, the Adviser is entitled to receive a monthly fee that is accrued daily at the annual rate of 0.50% of the value of each Fund’s average daily net assets.

Facts about the Adviser:

•	The Adviser is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. and has acted as an investment adviser for over 70 years.

•	The Adviser acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients, with assets under management of approximately $1.7 billion as of December 31, 2007.

•	The Adviser is located at 56 Prospect Street, Hartford, Connecticut 06115.

Subadviser

SCM (the “Subadviser”) is the investment subadviser to the Funds. Pursuant to Subadvisory Agreements with the Adviser, the Subadviser is responsible for the day-to-day management of the Funds’ portfolios. PIC pays SCM a subadvisory fee that is accrued daily at the annual rate of 0.25% of the value of each Fund’s average daily net assets.

Facts about the Subadviser:

•	The Subadviser had approximately $10.3 billion in assets under management as of December 31, 2007.

•	The Subadviser is located at 909 Montgomery Street, San Francisco, CA 94133.

Phoenix Bond and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Portfolio Management

A team of investment professionals led by Robert L. Bishop is jointly and primarily responsible for the day-to-day management of the Funds’ portfolios. The members of the investment team and their areas of responsibility and expertise are as follows:

AL ALAIMO, CFA, CPA. Mr. Alaimo has served on the Phoenix Bond’s portfolio management team since 2005. He also serves as a Portfolio Manager for Phoenix Insight Bond. He is Fixed Income Portfolio Manager at SCM focused primarily on cable and satellite television, media, printing, packaging, consumer products, food and restaurants. Prior to joining SCM in 2001, Mr. Alaimo was Managing Director with Banc of America Securities LLC (1996-2001). He has 22 years of investment experience.

ROBERT L. BISHOP, CFA. Mr. Bishop has served on Phoenix Bond’s portfolio management team since 2005 and has led the Fund’s portfolio management team since February 2008. He also leads the portfolio management team for Phoenix Insight Bond. He is Chief Investment Officer and Portfolio Manager at SCM focused primarily on quantitative techniques, corporate bonds, credit derivatives and structured securities. Prior to joining SCM in 2002, Mr. Bishop was in Corporate Bond Sales with Merrill Lynch (1989-2002). He has 28 years of investment experience.

Please refer to the Statement of Additional Information for additional information about Phoenix Bond’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Phoenix Bond.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization contemplated by the Plan shall, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that the Funds each will be a “party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result, for federal income tax purposes, no gain or loss will be recognized by Phoenix Insight Bond or its shareholders as a result of receiving shares of Phoenix Bond in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Phoenix Bond that are received by the shareholders of Phoenix Insight Bond will be the same as the holding period and aggregate tax basis of the shares of Phoenix Insight Bond previously held by such shareholders, provided that such shares of Phoenix Insight Bond are held as capital assets. In addition, no gain or loss will be recognized by Phoenix Bond upon the receipt of the assets of Phoenix Insight Bond in exchange for shares of Phoenix Bond and the assumption by Phoenix Bond of Phoenix Insight Bond liabilities, and the holding period and tax basis of the assets of Phoenix Insight Bond in the hands of Phoenix Bond as a result of the Reorganization will be the same as in the hands of Phoenix Insight Bond immediately prior to the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. The risk factors are substantially similar due to the similar investment objectives and substantially similar investment policies of the Funds. The risks of Phoenix Bond are described in greater detail in that Fund’s Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds. As previously mentioned, the risks described in the Funds’ Prospectuses and Statements of Additional Information differ due to the fact that Phoenix Insight Bond was previously managed by another adviser who utilized different risk disclosure terminology. These differences in disclosure terminology do not reflect actual differences in the risks between the Funds, which are currently managed in a substantially similar manner by the same subadviser.

Each of the Funds is subject to Credit Risk, High-Yield High-Risk (Junk Bonds) Risk, Interest Rate Risk, Long-Term Maturity/Durations Risk, Mortgage-backed and Asset-Backed Securities Risk, and U.S. Government Securities Risk.

•

Credit Risk—The risk that an issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

•	High-Yield High-Risk (Junk Bonds) Risk—The risk that lower rated securities generally have a higher incidence of default and may be less liquid than higher rated securities.

•

Interest Rate Risk—The risk that bond prices overall will decline because of rising interest rates. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

•	Long-Term Maturity/Durations Risk—The risk of greater price fluctuations that would be associated with securities having shorter maturities or durations.

•

Mortgage-Backed and Asset-Backed Securities Risk—The risk that certain factors may negatively affect the value of mortgage-backed and asset-backed securities, causing them to fluctuate to a greater degree than other debt securities.

•	U.S. Government Securities Risk—The risk that although backed by the U.S. Government, these securities are subject to price fluctuations.

Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

At a regular meeting held on November 14-15, 2007, all of the Trustees of Insight Trust on behalf of Phoenix Insight Bond, including the Disinterested Trustees, considered and approved the Reorganization as set forth in the Plan. They determined that the Reorganization was in the best interests of Phoenix Insight Bond and its shareholders, and that the interests of existing shareholders of Phoenix Insight Bond will not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that Phoenix Bond has a similar investment objective and substantially similar investment strategies as Phoenix Insight Bond, but that Phoenix Bond has outperformed Phoenix Insight Bond for each of the last one-, three-, five-, and ten-year periods.

The Trustees considered the relative asset size of each Fund, including the benefits of creating an entity with a higher combined level of assets.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•

the fact that PIC will voluntarily limit Phoenix Bond’s fees and expenses (excluding interest, taxes and extraordinary expenses) at the lower levels currently in place for Phoenix Insight Bond. The voluntary limits may be discontinued at any time;

•	the fact that Phoenix Insight Bond and Phoenix Bond have similar investment objectives and substantially similar principal investment strategies;

•	the fact that Phoenix Bond will bear the expenses incurred by the Funds in connection with the Reorganization;

•	the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

•	the fact that Phoenix Bond will assume all of the liabilities of Phoenix Insight Bond;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Phoenix Insight Bond, including the ability to redeem their shares.

During their consideration of the Reorganization, the Trustees of Insight Trust consulted with counsel to the Disinterested Trustees, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of Insight Trust concluded that the proposed Reorganization would be in the best interests of Phoenix Insight Bond and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Phoenix Insight Bond for approval.

The Trustees of Opportunities Trust have also approved the Plan on behalf of Phoenix Bond, after concluding that the proposed Reorganization would be in the best interests of Phoenix Bond and its shareholders.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of Phoenix Insight Bond will be acquired by Phoenix Bond in exchange for Class A, Class C and Class I shares of Phoenix Bond and the assumption by Phoenix Bond of all of the liabilities of Phoenix Insight Bond on or about May 16, 2008, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, Phoenix Insight Bond will endeavor to discharge all of its known liabilities and obligations. Phoenix Insight Bond will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, Phoenix Insight Bond will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

The number of full and fractional shares of each class of Phoenix Bond to be received by the shareholders of Phoenix Insight Bond will be determined by dividing the net assets of Phoenix Insight Bond by the net asset value of a share of Phoenix Bond. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

Phoenix Equity Planning Corporation (“PEPCO”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Phoenix Bond, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to Phoenix Bond, Phoenix Insight Bond will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Phoenix Bond received by Phoenix Insight Bond. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Phoenix Insight Bond’s shareholders on the share records of Phoenix Bond or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Phoenix Bond due to Phoenix Insight Bond’s shareholders. All issued and outstanding shares of Phoenix Insight Bond will be canceled. The shares of Phoenix Bond to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Phoenix Insight Bond will be terminated as a series of Insight Trust.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Phoenix Insight Bond’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of Phoenix Insight Bond’s shareholders, the Plan may be terminated (a) by the mutual agreement of Phoenix Insight Bond and Phoenix Bond; (b) by either Phoenix Insight Bond or Phoenix Bond if the Reorganization has not occurred on or before September 16, 2008, unless such date is extended by mutual agreement of Phoenix Insight Bond and Phoenix Bond; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

If the Reorganization is not consummated, PIC or one of its affiliates will pay the expenses incurred by Phoenix Insight Bond and Phoenix Bond in connection with the Reorganization (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by Phoenix Insight Bond, Phoenix Bond or their shareholders.

If Phoenix Insight Bond’s shareholders do not approve the Reorganization, the Trustees of Insight Trust will consider other possible courses of action in the best interests of Phoenix Insight Bond and its shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that the Funds will be a “party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result:

1.	No gain or loss will be recognized by Phoenix Bond upon the receipt of the assets of Phoenix Insight Bond solely in exchange for the shares of Phoenix Bond and the assumption by Phoenix Bond of the liabilities of Phoenix Insight Bond;

2.	No gain or loss will be recognized by Phoenix Insight Bond on the transfer of its assets to Phoenix Bond in exchange for Phoenix Bonds’ shares and the assumption by Phoenix Bond of the liabilities of Phoenix Insight Bond or upon the distribution of Phoenix Bonds’ shares to Phoenix Insight Bond’s shareholders in exchange for their shares of Phoenix Insight Bond;

3.	No gain or loss will be recognized by Phoenix Insight Bond’s shareholders upon the exchange of their shares of Phoenix Insight Bond for shares of Phoenix Bond in liquidation of Phoenix Insight Bond;

4.	The aggregate tax basis of the shares of Phoenix Bond received by each shareholder of Phoenix Insight Bond pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Phoenix Insight Bond held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Phoenix Bond received by each shareholder of Phoenix Insight Bond will include the period during which the shares of Phoenix Insight Bond exchanged therefor were held by such shareholder (provided that the shares of Phoenix Insight Bond are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of Phoenix Insight Bond acquired by Phoenix Bond will be the same as the tax basis of such assets to Phoenix Insight Bond immediately prior to the Reorganization, and the holding period of such assets in the hands of Phoenix Bond will include the period during which the assets were held by Phoenix Insight Bond.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, Phoenix Insight Bond would recognize gain or loss on the transfer of its assets to Phoenix Bond and each shareholder of Phoenix Insight Bond would recognize a taxable gain or loss equal to the difference between its tax basis in its Phoenix Insight Bond shares and the fair market value of the shares of Phoenix Bond it received.

Phoenix Bond’s utilization after the Reorganization of any pre-Reorganization losses realized by Phoenix Insight Bond to offset gains realized by Phoenix Bond could be subject to limitation in future years.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of September 30, 2007, and the capitalization of Phoenix Bond on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.94 Class A shares, 0.96 Class C shares and 0.93 Class I shares of Phoenix Bond for each Class A, Class C and Class I share, respectively, of Phoenix Insight Bond.

Capitalization of Phoenix Insight Bond, Phoenix Bond and

Phoenix Bond (Pro Forma)

	Phoenix Insight Bond	Phoenix Bond	Adjustments(a)	Phoenix Bond (Pro Forma) After Reorganization
Net Assets (in 000s)
Class A	$1,224	$29,077	($10.4)	$30,291
Class B	—	$4,294	($1)	$4,293
Class C	$106	$1,534	($0.5)	$1,640
Class I	$153,498	$52,044	($68.1)	$205,474
Total Net Assets	$154,828	$86,949	($80)	$241,697
Net Asset Value Per Share
Class A	$9.62	$10.21		$10.21
Class B	$0.00	$10.01		$10.01
Class C	$9.62	$10.04		$10.04
Class I	$9.62	$10.32		$10.32
Shares Outstanding (in 000s)
Class A	127	2,847	(7)	2,967
Class B	—	429	—	429
Class C	11	153	(1)	163
Class I	15,958	5,045	(1,084)	19,919
Total Shares Outstanding(b)	16,096	8,474	(1,092)	23,478
(a)	Reflects $80,000 of merger-related expenses

(b)	Reflects change in shares outstanding due to reduction of Class A, Class C and Class I shares of Phoenix Bond in exchange for Class A, Class C and Class I shares, respectively, of Phoenix Insight Bond based upon the net asset value of Phoenix Bonds Class A, Class C, and Class I shares, respectively, at September 30, 2007.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

PEPCO, an affiliate of The Phoenix Companies, Inc. and the sole stockholder of the Adviser, serves as the national distributor of the Funds’ shares. PEPCO distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Each class of shares for the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

In the proposed Reorganization, shareholders of Phoenix Insight Bond owning Class A, Class C or Class I shares will receive Class A, Class C or Class I shares, respectively, of Phoenix Bond. Class A shares may pay a sales charge at the time of purchase of up to 4.75% of the offering price. Class A Shares on which a finder’s fee has been paid may incur a 1% deferred sales charge if the shares are redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. Class A shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class A shares of the Funds under which the applicable Fund may pay a service fee at an annual rate which may not exceed 0.25 % of average daily net assets attributable to the Class.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% contingent deferred sale charge (“CDSC”) if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Phoenix Bond will be added to the length of time you held shares in Phoenix Insight Bond. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Phoenix Insight Bond. Class C shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class C shares of the Funds under which the applicable Fund will be able to pay for distribution-related expenses at an annual rate which may not exceed 1.00% of average daily net assets attributable to the Class. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Phoenix Insight Bond in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

Class I shares are offered primarily to institutional investors such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations. Class I shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. No Rule 12b-1 plan has been adopted for the Class I shares of the Funds.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class C and Class I shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Phoenix Bond.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within sixty days. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

The Funds currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Phoenix Funds. Class C shares of the Funds are also exchangeable for Class T shares of those Phoenix Funds offering them.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

The Funds distribute net investment income monthly, though Phoenix Insight Bond declares daily and Phoenix Bond declares monthly. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and Phoenix Bond intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Phoenix Insight Bond is a series of Insight Trust, a diversified open-end management investment company registered with the SEC under the 1940 Act that was organized as a Massachusetts business trust in December 1995. Phoenix Bond is a series of Opportunities Trust, a diversified open-end management investment company registered with the SEC under the 1940 Act that was organized as a Delaware statutory trust in May 2003. Insight Trust and Opportunities Trust are governed by their respective Agreements and Declarations of Trust (“Declarations of Trust”) and By-Laws, Board of Trustees, and Massachusetts or Delaware and federal law. Insight Trust and Opportunities Trust are each organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of Opportunities Trust currently consist of Phoenix Bond and 18 other mutual funds of various asset classes, while Insight Trust consists of Phoenix Insight Bond and 16 other mutual funds of various asset classes.

Capitalization

The beneficial interests in Insight Trust and Opportunities Trust are represented by an unlimited number of transferable shares of beneficial interest, par value $0.001 for Insight Trust and par value $1.00 for Opportunities Trust, of one or more series. The Declaration of Trust of each of Insight Trust and Opportunities Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that Opportunities Trust or a shareholder of Opportunities Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of Opportunities Trust to liability. To guard against this risk, the Declaration of Trust of Opportunities Trust (a) provides that any written obligation of Opportunities Trust may contain a statement that such obligation may only be enforced against the assets of Opportunities Trust or the particular series in question and the obligation is not binding upon the shareholders of Opportunities Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Opportunities Trust. Accordingly, the risk of a shareholder of Opportunities Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) Opportunities Trust itself is unable to meet its obligations. In light of Delaware law, the nature of Opportunities Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of Opportunities Trust is remote.

Shareholders of Insight Trust as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of Insight Trust. However, the Declaration of Trust of Insight Trust contains an express disclaimer of shareholder liability and requires notice of such disclaimer be given in each agreement entered into or executed by Insight Trust or the Trustees or officers of Insight Trust, as applicable. The Declaration of Trust also provides for shareholder indemnification out of the assets of Insight Trust.

Shareholder Meetings and Voting Rights

Insight Trust, on behalf of Phoenix Insight Bond, and Opportunities Trust, on behalf of Phoenix Bond, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Insight Trust or Opportunities Trust. In addition, each of Insight Trust and Opportunities Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Insight Trust nor Opportunities Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of Insight Trust or Opportunities Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to Opportunities Trust 33 1/3% of the shares, and with respect to Insight Trust 30% of the shares, entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of Opportunities Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of Opportunities Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal. A Trustee of Insight Trust may be removed with cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of Insight Trust, or with cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Declaration of Trust of each of Insight Trust and Opportunities Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Declaration of Trust of Opportunities Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize Opportunities Trust as a corporation or other entity, (2) merge Opportunities Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

The Declaration of Trust of Insight Trust provides that unless otherwise required by applicable law (including the 1940 Act): (1) the affirmative vote of the holders of two-thirds of the shares of Insight Trust are required for Insight Trust, or any series of Insight Trust, to merge or consolidate with or into, or sell substantially all of its assets to, one or more trusts (or series thereof), partnerships, associations, corporations or other business entities or cause the shares (or any portion thereof) to be exchanged under or pursuant to any state or federal statute; provided, however, that the affirmative vote of only a majority of the shareholders is required if such action is recommended by the Trustees; and (2) the affirmative vote of a majority of the shareholders is required in order for Insight Trust to reorganize under the laws of any state or other political subdivision of the United States.

Under certain circumstances, the Trustees of each of Opportunities Trust and Insight Trust may also terminate Opportunities Trust or Insight Trust, as the case may be, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of Insight Trust or Opportunities Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to

Insight Trust or Opportunities Trust, the Fund or attributable to the class over the liabilities belonging to Insight Trust or Opportunities Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Declaration of Trust of each of Insight Trust and Opportunities Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of each of Insight Trust and Opportunities Trust, each Trustee of Insight Trust or Opportunities Trust, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to Insight Trust or Opportunities Trust, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to Insight Trust or Opportunities Trust, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Insight Trust and Opportunities Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay Insight Trust or Opportunities Trust, as the case may be, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of each of Opportunities Trust and Insight Trust, and Delaware or Massachusetts and federal law, as applicable and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware or Massachusetts and federal law, as applicable law, directly for more complete information.

INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS

This Prospectus/Proxy Statement is being sent to shareholders of Phoenix Insight Bond in connection with a solicitation of proxies by the Trustees of the Insight Trust, to be used at the Special Meeting of Shareholders (the “Meeting”) to be held at 2:00 p.m. Eastern time, May 13, 2008, at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, Connecticut 06103, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Phoenix Insight Bond on or about April     , 2008.

The Board of Trustees of Insight Trust has fixed the close of business on April 1, 2008 as the record date (the “Record Date”) for determining the shareholders of Phoenix Insight Bond entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.

In voting for the Plan, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

Proxies may be revoked by mailing a notice of revocation to the Secretary of Insight Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by the Internet or by telephone, or attend in person. Guidelines on voting by mail, by telephone, through the Internet or in person at the Meeting appear on the enclosed proxy card.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

Thirty percent (30%) of the outstanding voting shares of Phoenix Insight Bond must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan will require the affirmative vote of a majority of the shares voted of Phoenix Insight Bond at the Meeting.

The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name”, as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes will be treated as shares voted against the Plan.

In addition to the proxy solicitation by mail, representatives of Insight Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. [Computershare Fund Services, Inc.] has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by Phoenix Bond. The anticipated cost of this proxy solicitation is approximately [$3,500], plus expenses. Neither Phoenix Insight Bond nor its shareholders will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

If shareholders of Phoenix Insight Bond do not vote to approve the Plan, the Trustees of Insight Trust will consider other possible courses of action in the best interests of Phoenix Insight Bond and its shareholders. If sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of Phoenix Insight Bond who objects to the proposed Reorganization as set forth in the Plan will not be entitled under either Massachusetts or Delaware law or the Declaration of Trust of Insight Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of Phoenix Bond that they receive in the transaction at their then-current net asset value. Shares of Phoenix Insight Bond may be redeemed at any time prior to the Reorganization. Shareholders of Phoenix Insight Bond may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

Insight Trust does not hold annual shareholder meetings. If the Plan is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Insight Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by Insight Trust in a reasonable period of time prior to that meeting.

The votes of the shareholders of Phoenix Bond are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

The shareholders of Phoenix Insight Bond at the close of business on April 1, 2008 (the “Record Date”) will be entitled to be present and vote at the Meeting with respect to shares of Phoenix Insight Bond owned as of the Record Date. As of the Record Date, the total number of shares of Phoenix Insight Bond outstanding was as follows:

Number of Shares
Class A
Class C
Class I
Total

As of the Record Date, the officers and Trustees of Insight Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Phoenix Insight Bond.

As of the Record Date, the officers and Trustees of the Opportunities Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Phoenix Bond.

Control Persons and Principal Holders of Securities

As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of Phoenix Insight Bond or Phoenix Bond were as follows:

Phoenix Insight Bond

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization

Phoenix Bond

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of Insight Trust relating to Phoenix Insight Bond, for the year ended as of December 31, 2007, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and financial highlights of Insight Trust relating to Phoenix Insight Bond, for the period indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of Opportunities Trust relating to Phoenix Bond, for the year ended as of September 30, 2007, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and financial highlights of Opportunities Trust relating to Phoenix Bond, for the period indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Phoenix Bond will be passed upon by Kevin J. Carr, Esq., Vice President and Counsel, The Phoenix Companies, Inc.

ADDITIONAL INFORMATION

Insight Trust and Opportunities Trust are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Trustees of Insight Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF INSIGHT TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED INVESTMENT PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

                    , 2008

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 14th day of November, 2007, by and between Phoenix Opportunities Trust, a Delaware statutory trust (the “Acquiring Trust”), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Bond Fund (the “Acquiring Fund”), a separate series of the Acquiring Trust, and Phoenix Insight Funds Trust, a Massachusetts business trust (the “Selling Trust”), on behalf of the Phoenix Insight Bond Fund (the “Acquired Fund”), a separate series of the Selling Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund is a separate series of the Selling Trust and the Acquiring Fund is a separate series of the Acquiring Trust, each of which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Acquiring Trust, including a majority of the Trustees who are not “interested persons” of the Acquiring Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Selling Trust, including a majority of the Trustees who are not “interested persons” of the Selling Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Acquiring Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquiring Fund.

2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Acquiring Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4 Phoenix Equity Planning Corporation (“PEPCO”) shall make all computations of value, in its capacity as administrator for the Acquiring Trust.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be May 16, 2008, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Phoenix Life Insurance Company, One American Row, Hartford, CT 06115-0480 or at such other time and/or place as the parties may agree.

3.2 The Selling Trust shall direct PFPC Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Selling Trust shall direct PEPCO (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 The Selling Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of the Selling Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Selling Trust’s Declaration of Trust to own all of its assets and to carry on its business as it is now being conducted;

(b) The Selling Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Selling Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Selling Trust’s Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Selling Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Acquiring Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Selling Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Selling Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2007 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since                     , 200  , there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Selling Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquiring Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by the Selling Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The audited financial statements of the Acquiring Fund at September 30, 2007 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since                     , 200  , there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Acquiring Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	COVENANTS OF THE SELLING TRUST ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 The Selling Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.

5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Selling Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Selling Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.	COVENANTS OF THE ACQUIRING TRUST ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Selling Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Selling Trust’s election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Trust’s election, to the performance by the Selling Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of the Selling Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 The Selling Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Selling Trust;

8.3. The Selling Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Selling Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Selling Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Selling Trust’s Declaration of Trust, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, the Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, may not waive the conditions set forth in this paragraph 9.1;

9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Selling Trust and the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5 The parties shall have received the opinion of McDermott Will & Emery LLP, addressed to the Acquiring Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall, for federal income tax purposes, qualify as a tax free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations it shall request of the Acquiring Trust. Notwithstanding anything herein to the contrary, the Acquiring Trust may not waive the condition set forth in this paragraph 9.5.

10.	BROKERAGE FEES AND EXPENSES

10.1 The Selling Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be borne by the Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then Phoenix Investment Counsel, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Selling Trust and the Acquiring Trust have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before August 31, 2008 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except that the Acquiring Trust may not waive the condition set forth in paragraph 9.5.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Selling Trust and the Acquiring Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Selling Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Phoenix Equity Planning Corporation, 101 Munson Street, Greenfield, Massachusetts 01301, Attn: General Counsel.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund. The execution and delivery by such officers of the Acquired Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund.

16.6 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Fund personally, but shall bind only the Acquiring Trust property of the Acquiring Fund, as provided in the Trust Instrument of the Acquiring Fund. The execution and delivery by such officers of the Acquiring Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquiring Trust property of the Acquiring Fund as provided in the Trust Instrument of the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary, all as of the date first written above.

Attest:	PHOENIX INSIGHT FUNDS TRUST on behalf of its series Phoenix Insight Bond Fund

By:
By:
Title:	Title:

Attest:	PHOENIX OPPORTUNITIES TRUST on behalf of its series Phoenix Bond Fund

By:
By:
Title:	Title:

Agreed and accepted as to paragraph 10.3 only:

Attest:	PHOENIX INVESTMENT COUNSEL, INC.

By:
By:
Title:	Title:

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

PHOENIX INSIGHT BOND FUND

a series of

PHOENIX INSIGHT FUNDS TRUST

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

By and In Exchange For Shares of

PHOENIX BOND FUND

a series of

PHOENIX OPPORTUNITIES TRUST

c/o Phoenix Equity Planning Corporation

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

This Statement of Additional Information, dated                     , 2008, relating specifically to the proposed transfer of the assets and liabilities of Phoenix Insight Bond Fund (“Insight Bond”), a series of Phoenix Insight Funds Trust (“Insight Trust”) to Phoenix Bond Fund (“Phoenix Bond”), a series of Phoenix Opportunities Trust (“Opportunities Trust”), in exchange for Class A, Class C and Class I shares of beneficial interest, par value $1.00, of Phoenix Bond (to be issued to holders of shares of Insight Bond), consists of the information set forth below pertaining to Insight Bond and Phoenix Bond and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of Insight Bond, dated May 1, 2007, as supplemented;

(2)	The Statement of Additional Information of Phoenix Bond, dated January 31, 2008, as supplemented;

(3)	Annual Report of Insight Bond for the year ended December 31, 2007;

(4)	Annual Report of Phoenix Bond for the year ended September 30, 2007; and

(5)	Pro Forma Financial Statements dated as of September 30, 2007 (attached hereto).

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Insight Bond and Phoenix Bond dated                                     , 2008. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Insight Trust or Opportunities Trust at the telephone numbers or addresses set forth above.

Phoenix Insight Bond

Pro Forma Combining Financial Statements (Unaudited)

September 30, 2007

Introductory Paragraph

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Phoenix Insight Bond Fund (“Phoenix Insight Bond”), a series of Phoenix Insight Funds Trust, in exchange for shares of Phoenix Bond Fund (“Phoenix Bond”), a series of Phoenix Opportunities Trust, at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Phoenix Bond, and the results of operations of Phoenix Bond for pre-combination periods will not be restated.

The pro forma unaudited combining statements of assets and liabilities and schedule of investments reflect the financial position of Phoenix Insight Bond and Phoenix Bond as of September 30, 2007.

The pro forma unaudited statement of operations reflects the results of operations of each of the funds for the year ended September 30, 2007, as though the reorganization occurred as of the beginning of the preceding twelve month period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for Phoenix Insight Bond and Phoenix Bond, which are incorporated by reference in the Statement of Additional Information.

2

Pro Forma Financial Statements:

3

Phoenix Bond Fund/Phoenix Insight Bond Fund

Pro Forma Combining Schedule of Investments

September 30, 2007 (Unaudited)

Shares or Par Value (Reported in 000’s)					Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund		Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
				U.S. GOVERNMENT SECURITIES
				U.S. Treasury Bonds
660	1,155		1,815	U.S. Treasury Bond 6.250% due 8/15/23	$758	$1,327	$2,085

				Total U.S. Treasury Bonds	758	1,327	2,085

				U.S. Treasury Notes
10,095	23,125	(h)	33,220	U.S. Treasury Note 4.875% due 5/15/09	10,239	23,456	33,695
8,355	4,080	(h)	12,435	U.S. Treasury Note 4.875% due 6/30/12	8,589	4,194	12,783
24,100	400		24,500	U.S. Treasury Note 4.750% due 8/15/17	2,443	405	2,848

				Total U.S. Treasury Notes	21,271	28,055	49,326

				Total U.S. Government Securities (Identified Cost $21,603 and $29,038)	22,029	29,382	51,411

				AGENCY MORTGAGE-BACKED SECURITIES
8	—		8	FHLMC 7.500% due 7/1/09	9	—	9
50	—		50	FHLMC 7.500% due 4/1/14	52	—	52
36	—		36	FHLMC 7.000% due 4/1/16	37	—	37
290	—		290	FHLMC 7.000% due 1/1/33	301	—	301
196	—		196	FHLMC 5.524% due 2/1/34(c)	199	—	199
309	—		309	FHLMC 2503 B 5.500% due 9/15/17	313	—	313
455	—		455	FHLMC 2764 HW 5.000% due 3/15/19	443	—	443
36	—		36	FNMA 7.000% due 5/1/14	37	—	37
6	—		6	FNMA 8.000% due 1/1/15	6	—	6
114	—		114	FNMA 7.121% due 7/1/33(c)	115	—	115
87	—		87	FNMA 5.965% due 9/1/33(c)	88	—	88
183	—		183	FNMA 5.509% due 11/1/33(c)	185	—	185
99	—		99	FNMA 5.489% due 12/1/33(c)	100	—	100
154	—		154	FNMA 5.594% due 3/1/34(c)	158	—	158
141	—		141	FNMA 5.513% due 4/1/34(c)	144	—	144
470	—		470	FNMA 4.500% due 1/1/35	437	—	437
3,565	—		3,565	FNMA 5.278% due 5/1/35(c)	3,559	—	3,559
6,089	16,564		22,653	FNMA 5.000% due 2/1/37	5,810	15,804	21,614
7,601	12,518		20,119	FNMA 5.500% due 2/1/37	7,445	12,262	19,707
5,628	15,290		20,918	FNMA 5.000% due 3/1/37	5,369	14,584	19,953

				Total Agency Mortgage-Backed Securities (Identified Cost $25,159 and $43,353)	24,807	42,650	67,457

				DOMESTIC CORPORATE BONDS
25	50		75	AEP Industries, Inc. 7.875% due 3/15/13	24	49	73
145	275		420	American Express Co. 6.150% due 8/28/17	146	277	423

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
450	910	1,360	American General Finance Corp. 4.000% due 3/15/11	429	871	1,300
180	310	490	American General Finance Corp. 6.500% due 9/15/17	182	314	496
85	150	235	American Real Estate Partners LP/American Real Estate Finance Corp. 7.125% due 2/15/13	81	144	225
285	525	810	Appalachian Power Co. 5.550% due 4/1/11	284	524	808
105	195	300	Aquila, Inc. 14.875% due 7/1/12	133	247	380
65	190	255	Arch Western Finance LLC 6.750% due 7/1/13	64	187	251
420	790	1,210	AT&T, Inc. 6.250% due 3/15/11	432	813	1,245
190	355	545	Atmos Energy Corp. 6.350% due 6/15/17	193	361	554
145	265	410	AvalonBay Communities, Inc. 5.750% due 9/15/16	141	257	398
85	140	225	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.750% due 5/15/16	84	138	222
395	715	1,110	Bank of America Corp. 5.750% due 8/15/16	394	714	1,108
40	80	120	Bon-Ton Stores, Inc. (The) 10.250% due 3/15/14	38	75	113
315	600	915	Bruce Mansfield Unit 12 144A 6.850% due 6/1/34(b)	321	612	933
150	300	450	Burlington Northern Santa Fe Corp. 6.150% due 5/1/37	145	290	435
260	470	730	Capital One Financial Corp. 5.500% due 2/22/16	254	458	712
215	405	620	Capital One Financial Corp. 5.700% due 9/15/11	215	406	621
55	85	140	Charter Communications Holdings I LLC 11.750% due 5/15/14(c)	51	79	130
100	285	385	Chesapeake Energy Corp. 6.625% due 1/15/16	100	285	385
165	325	490	Chubb Corp. 6.375% due 3/29/37(c)	164	323	487
640	745	1,385	Cisco Systems, Inc. 5.500% due 2/22/16	636	740	1,376
—	1,640	1,640	Cisco Systems, Inc. 5.575% due 2/20/09(c)	—	1,637	1,637
330	550	880	Citigroup, Inc. 5.000% due 9/15/14	318	530	848
480	865	1,345	CNA Financial Corp. 6.500% due 8/15/16	487	878	1,365
200	370	570	Colonial Realty LP 6.050% due 9/1/16	193	357	550
105	195	300	Commonwealth Edison Co. 6.150% due 9/15/17	106	196	302
60	90	150	Community Health Systems, Inc. 144A 8.875% due 7/15/15(b)	62	93	155
230	450	680	ConocoPhillips Canada Funding Co. 5.625% due 10/15/16	229	448	677

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
1,000	—	1,000	ConocoPhillips Funding Co. 6.350% due 10/15/11	1,043	—	1,043
165	325	490	Costco Wholesale Corp. 5.500% due 3/15/17	161	318	479
225	425	650	Daimler Finance NA LLC 5.750% due 9/8/11(d)	227	429	656
105	205	310	Donnelley (R.R.) & Sons Co. 5.625% due 1/15/12	106	207	313
105	205	310	Donnelley (R.R.) & Sons Co. 6.125% due 1/15/17	104	204	308
75	150	225	Duke Realty LP 5.625% due 8/15/11	75	150	225
40	60	100	Dycom Industries, Inc. 8.125% due 10/15/15	41	61	102
105	190	295	EchoStar DBS Corp. 7.125% due 2/1/16	109	196	305
120	230	350	Enbridge Energy Partners LP 5.875% due 12/15/16	118	226	344
150	280	430	Energy Future Holdings Series O 4.800% due 11/15/09	152	284	436
380	700	1,080	EOG Resources, Inc. 5.875% due 9/15/17	380	700	1,080
270	475	745	ERP Operating LP 5.375% due 8/1/16	253	445	698
165	320	485	ERP Operating LP 5.750% due 6/15/17	157	306	463
45	155	200	Exopac Holding Corp. 11.250% due 2/1/14	47	163	210
95	150	245	Felcor Lodging LP 7.260% due 12/1/11(c)	95	150	245
30	40	70	Felcor Lodging LP 8.500% due 6/1/11	32	42	74
10	—	10	Fisher Scientific International, Inc. 6.125% due 7/1/15	10	—	10
320	610	930	Florida Power Corp. 6.650% due 7/15/11	335	638	973
40	65	105	Ford Motor Credit Co. LLC 7.000% due 10/1/13	36	59	95
130	190	320	Freeport-McMoRan Copper & Gold, Inc. (Indonesia) 8.375% due 4/1/17(d)	142	208	350
155	—	155	Fresenius Medical Care Capital Trust II	156	—	156
55	80	135	FTI Consulting, Inc. 7.750% due 10/1/16	57	83	140
240	435	675	General Electric Capital Corp. 5.625% due 9/15/17	240	435	675
265	1,390	1,655	General Electric Capital Corp. 4.875% due 10/21/10	265	1,389	1,654
130	230	360	General Mills, Inc. 5.650% due 9/10/12	131	232	363
135	285	420	Genworth Financial, Inc. 6.150% due 11/15/66(c)	126	267	393
160	920	1,080	Genworth Global Funding Trusts 5.125% due 3/15/11	159	916	1,075
10	150	160	Gibraltar Industries, Inc. Series B 8.000% due 12/1/15	9	142	151
205	325	530	GMAC LLC 6.750% due 12/1/14	186	295	481

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
85	165	250	Goodman Global Holdings, Inc. 7.875% due 12/15/12	84	163	247
45	85	130	Harland Clarke Holdings Corp. 10.308% due 5/15/15(c)	40	76	116
40	75	115	Harland Clarke Holdings Corp. 9.500% due 5/15/15	36	68	104
110	175	285	HCA, Inc. 144A 9.250% due 11/15/16(b)	117	186	303
85	240	325	Hertz Corp. 8.875% due 1/1/14	88	248	336
225	435	660	Honeywell International, Inc. 5.625% due 8/1/12	229	443	672
234	—	234	Horton (D.R.), Inc. 7.500% due 12/1/07	234	—	234
100	150	250	Hughes Network Systems LLC/Hughes Network Systems Finance Corp. 9.500% due 4/15/14	101	152	253
20	30	50	Huntsman International LLC 7.375% due 1/1/15	21	32	53
15	30	45	Huntsman International LLC 7.875% due 11/15/14	16	32	48
85	135	220	Idearc, Inc. 8.000% due 11/15/16	85	135	220
170	325	495	IKON Office Solutions, Inc. 7.750% due 9/15/15	172	328	500
130	240	370	International Lease Finance Corp. 5.625% due 9/20/13	129	238	367
155	295	450	Intuit, Inc. 5.750% due 3/15/17	148	282	430
120	235	355	Janus Capital Group, Inc. 6.250% due 6/15/12	122	238	360
305	605	910	Johnson & Johnson 5.150% due 8/15/12(h)	310	615	925
350	670	1,020	JPMorgan Chase & Co. 5.750% due 1/2/13	355	679	1,034
145	270	415	Kinder Morgan Energy Partners LP 5.850% due 9/15/12	146	272	418
150	425	575	Kinder Morgan Energy Partners LP 7.300% due 8/15/33	157	446	603
245	465	710	Kraft Foods, Inc. 6.500% due 8/11/17	253	480	733
60	190	250	L-3 Communications Corp. 5.875% due 1/15/15	58	184	242
60	100	160	Levi Strauss & Co. 9.750% due 1/15/15	63	105	168
415	780	1,195	Lincoln National Corp. 5.650% due 8/27/12	417	784	1,201
50	95	145	Lincoln National Corp. 6.050% due 4/20/67(c)	48	91	139
170	460	630	Loews Corp. 5.250% due 3/15/16	164	442	606
40	55	95	Lyondell Chemical Co. 6.875% due 6/15/17	44	60	104
100	190	290	McKesson Corp. 5.250% due 3/1/13	99	188	287
130	250	380	Mercer International, Inc. 9.250% due 2/15/13	128	245	373
20	—	20	MGM MIRAGE 6.625% due 7/15/15	19	—	19
50	180	230	MGM MIRAGE 6.750% due 9/1/12	50	178	228

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
15	—	15	MGM MIRAGE 7.625% due 1/15/17	15	—	15
145	280	425	MidAmerican Energy Co. 5.650% due 7/15/12	148	285	433
245	460	705	MidAmerican Energy Co. 5.800% due 10/15/36	231	434	665
150	280	430	Mohawk Industries, Inc. 5.750% due 1/15/11	151	283	434
355	685	1,040	Mohawk Industries, Inc. 6.125% due 1/15/16	354	682	1,036
60	95	155	Momentive Performance Materials, Inc. 144A 9.750% due 12/1/14(b)	60	94	154
110	180	290	Nevada Power Co. Series R 6.750% due 7/1/37	111	182	293
30	100	130	OED Corp./Diamond Jo LLC 8.750% due 4/15/12	30	100	130
60	170	230	Omnicare, Inc. 6.875% due 12/15/15	56	158	214
75	250	325	Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% due 9/15/15	73	241	314
60	100	160	Pilgrim’s Pride Corp. 8.375% due 5/1/17(h)	62	103	165
50	80	130	Pioneer Natural Resources Co. 6.650% due 3/15/17	47	75	122
50	95	145	Pioneer Natural Resources Co. 6.875% due 5/1/18	47	90	137
155	290	445	Pitney Bowes, Inc. 5.750% due 9/15/17	155	291	446
40	60	100	Plains Exploration & Production Co. 7.000% due 3/15/17	37	56	93
55	85	140	PNA Group, Inc. 10.750% due 9/1/16	56	87	143
300	1,370	1,670	Protective Life Secured Trust 4.000% due 4/1/11	290	1,323	1,613
150	285	435	Quest Diagnostics, Inc. 6.400% due 7/1/17	151	288	439
30	195	225	Qwest Corp. 144A 6.500% due 6/1/17(b)	30	191	221
85	190	275	Qwest Corp. 8.875% due 3/15/12	93	208	301
125	220	345	Reliant Energy, Inc. 6.750% due 12/15/14	127	223	350
235	530	765	Residential Capital LLC 7.375% due 6/30/10	195	440	635
235	360	595	Residential Capital LLC 7.500% due 4/17/13	190	291	481
40	285	325	Reynolds American, Inc. 7.300% due 7/15/15	43	302	345
90	90	180	Reynolds American, Inc. 7.750% due 6/1/18	96	96	192
425	805	1,230	Safeway, Inc. 6.500% due 3/1/11	445	842	1,287
40	65	105	Seitel, Inc. 9.750% due 2/15/14	38	62	100
235	520	755	Simon Property Group LP 5.600% due 9/1/11	235	521	756

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
145	285	430	Sprint Nextel Corp. 6.000% due 12/1/16	139	274	413
480	905	1,385	Starbucks Corp. 6.250% due 8/15/17	484	913	1,397
10	—	10	Stater Brothers Holdings, Inc. 8.125% due 6/15/12	10	—	10
240	445	685	SunTrust Banks, Inc. 6.000% due 9/11/17	243	450	693
60	95	155	Telcordia Technologies, Inc. 144A 9.110% due 7/15/12(b)(c)	56	89	145
50	195	245	Telcordia Technologies, Inc. 144A 10.000% due 3/15/13(b)	42	162	204
350	685	1,035	Time Warner Cable, Inc. 144A 5.850% due 5/1/17(b)	340	666	1,006
110	205	315	Time Warner, Inc. 5.875% due 11/15/16	108	201	309
110	—	110	Time Warner, Inc. 6.500% due 11/15/36	106	—	106
80	120	200	Tronox Worldwide LLC/Tronox Finance Corp. 9.500% due 12/1/12	80	120	200
260	455	715	UBS Preferred Funding Trust 6.243% due 5/15/49(c)	256	448	704
10	20	30	United Artists Theatre Circuit, Inc. Series BD-1 9.300% due 7/1/15	10	20	30
215	640	855	United Technologies Corp. 4.875% due 5/1/15	207	616	823
135	310	445	UnumProvident Finance Co. plc 144A 6.850% due 11/15/15(b)	138	317	455
310	610	920	Valero Energy Corp. 6.125% due 6/15/17	312	614	926
200	30	230	Ventas Realty LP/Ventas Capital Corp. 6.750% due 4/1/17	20	30	50
225	425	650	Viacom, Inc. 5.750% due 4/30/11	227	429	656
400	760	1,160	Wellpoint, Inc. 5.000% due 1/15/11	396	753	1,149
275	655	930	Wells Fargo & Co. 10.250% due 3/15/14	264	630	894
—	525	525	WMG Holdings Corp. 9.500% due 12/15/14(c)	—	370	370
525	920	1,445	Wyeth 5.500% due 3/15/13	524	918	1,442
295	560	855	XTO Energy, Inc. 5.900% due 8/1/12	301	571	872

			Total Domestic Corporate Bonds (Identified Cost $22,786 and $44,935)	22,620	44,777	67,397

			NON-AGENCY MORTGAGE-BACKED SECURITIES
87	—	87	Banc of America Commercial Mortgage, Inc. 00-1, A1A 7.109% due 11/15/31	87	—	87
685	2,735	3,420	Banc of America Funding Corp. 07-E, 6A1 6.203% due 7/1/47(c)	687	2,736	3,423
1,370	5,450	6,820	Banc of America Funding Corp. 07-E, 9A1 6.310% due 8/25/47(c)	1,372	5,456	6,828
78	—	78	Citigroup Mortgage Loan Trust, Inc. 04-NCM2, 2CB3 8.000% due 8/25/34	82	—	82

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
—	3,994	3,994	Countrywide Alternative Loan Trust 06-0A12, M8(f)	—	799	799
—	16	16	DLJ Mortgage Acceptance Corp. 96-M, 1 144A(b)(c)(g)	—	14	14
905	3,602	4,507	HSBC Asset Loan Obligation 07-AR2, 4A1 6.123% due 9/25/37(c)	892	3,549	4,441
188	—	188	Master Asset Securitization Trust Alternative Loans Trust 03-7, 5A1 6.250% due 11/25/33	190	—	190
130	—	130	Master Asset Securitization Trust Alternative Loans Trust 04-1, 3A1 7.000% due 1/25/34	133	—	133
90	—	90	Master Asset Securitization Trust Alternative Loans Trust 04-5, 6A1 7.000% due 6/25/34	92	—	92
558	—	558	Master Asset Securitization Trust Alternative Loans Trust 04-6, 6A1 6.500% due 7/25/34	564	—	564
725	—	725	Merrill Lynch Mortgage Trust 05-MCP1, A2 4.556% due 6/12/43	716	—	716
667	—	667	Morgan Stanley Mortgage Loan Trust 04-3, 3A 6.000% due 4/25/34	663	—	663
314	—	314	Residential Asset Mortgage Products, Inc. 04-SL3, A4 8.500% due 12/25/31	325	—	325
2,944	11,728	14,672	Washington Mutual Mortgage Pass-Through Certificates 07-HY3, 3A3 5.860% due 3/25/37(c)	2,943	11,722	14,665

			Total Non-Agency Mortgage-Backed Securities (Identified Cost $8,766 and $27,349)	8,746	24,276	33,022

			FOREIGN CORPORATE BONDS (d)
55	85	140	Avago Technologies Finance Ltd. 10.125% due 12/1/13	59	92	151
310	580	890	Canadian Natural Resources Ltd. 6.500% due 2/15/37	309	579	888
235	—	235	Celulosa Arauco y Constitucion S.A. 5.625% due 4/20/15	228	—	228
60	—	60	CHC Helicopter Corp. 7.375% due 5/1/14	57	—	57
275	540	815	Credit Suisse Guernsey Ltd. 5.984% due 6/20/11(c)	260	511	771
400	700	1,100	HBOS plc 144A 6.657% due 11/21/49(b)(c)	363	635	998
275	510	785	Husky Energy, Inc. 6.200% due 9/15/17	277	514	791
60	95	155	Ineos Group Holdings plc 144A 8.500% due 2/15/16(b)	57	91	148
535	910	1,445	ING Groep N.V. 5.775% due 12/8/49(c)	506	860	1,366
290	925	1,215	MUFG Capital Finance 1 Ltd. 6.346% due 7/25/36(c)	276	879	1,155

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
85	140	225	Norampac Industries, Inc. 6.750% due 6/1/13	82	134	216
20	30	50	NXP BV/NXP Funding LLC 7.875% due 10/15/14	19	29	48
50	85	135	NXP BV/NXP Funding LLC 9.500% due 10/15/15	47	79	126
345	640	985	Resona Bank Ltd. 144A 5.850% due 9/29/49(b)(c)	324	602	926
335	620	955	Royal Bank of Scotland 144A 6.990% due 10/29/49(b)(c)	342	633	975
125	220	345	Russel Metals, Inc. 6.375% due 3/1/14	118	207	325
410	675	1,085	Santander Issuances S.A. 144A 5.911% due 6/20/16(b)	416	686	1,102
190	325	515	Shell International Finance BV 5.625% due 6/27/11	195	334	529
75	80	155	Stratos Global Corp. 9.875% due 2/15/13	79	85	164
400	760	1,160	Suncor Energy, Inc. 6.500% due 6/15/38	409	778	1,187
155	285	440	Telecom Italia Capital S.p.A. 5.250% due 10/1/15	147	271	418
435	820	1,255	Telefonica Emisiones S.A. 5.984% due 6/20/11	443	834	1,277
190	550	740	Teva Pharmaceutical Finance LLC 6.150% due 2/1/36	181	522	703
105	195	300	Trans-Canada Pipelines Ltd. 6.350% due 5/15/49©	101	187	288
285	515	800	Tyco Electronic Group SA 144A(b)	289	521	810
375	690	1,065	WEA Finance LLC/WCI Finance LLC 144A 5.700% due 10/1/16(b)	363	667	1,030
160	295	455	Xstrata Finance Ltd. 144A 5.800% due 11/15/16(b)	159	293	452

			Total Foreign Corporate Bonds (Identified Cost $6,226 and $11,167)	6,106	11,023	17,129

			DOMESTIC CONVERTIBLE PREFERRED STOCKS
10,000	20,000	30,000	Bank of America Corp. Cv. Pfd 6.6%	252	504	756
10,400	18,600	29,000	Freddie Mac Cv. Pfd 6.6%	261	466	727

			Total Domestic Convertible Preferred Stocks (Identified Cost $510 and $964)	513	970	1,483

			TOTAL LONG TERM INVESTMENTS (Identified cost $85,050 and $156,806)	84,821	153,078	237,899

			SHORT-TERM INVESTMENTS
—	28,555,770	28,555,770	BlackRock Institutional Money Market Trust (seven-day effective yield 5.40%)(i)	—	28,556	28,556

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
—	117,948	117,948	PNC Bank Money Market Fund (seven-day effective yield 4.56%)	—	118	118
800	—	800	FHLB 4.051% due 10/1/07(e)	800	—	800

			Total Short-Term Investments (Identified Cost $800 and $28,674)	800	28,674	29,474

			Total Investments	85,621	181,752	267,373	(a)
			(Identified Cost $85,850 and $185,480)
			Other assets and liabilities, net	1,328	(26,924)	(25,676)

			Net Assets	86,949	154,828	241,697

Footnote Legend

(a)

Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,563 and gross depreciation of $5,638 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $271,448.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $9,989 (reported in 000’s) or 4.1% of net assets.

(c)	Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)

A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in the Notes to Financial Statements.

(e)	The rate shown is the discount rate.

(f)	Illiquid security.

(g)

Illiquid and restricted security. At September 30, 2007, this security amounted to a value of $14 (reported in 000’s) or 0% of net assets. For acquisition information, see Note 2 “Illiquid and Restricted Securities” in the Notes to Schedules of Investments.

(h)	All or a portion of security is on loan.

(i)	Represents security purchased with cash collateral received for securities on loan

Phoenix Bond Fund/Phoenix Insight Bond Fund

Pro Forma Combining Statement of Assets and Liabilities

September 30, 2007 (Unaudited)

Reported in (000’s)

	Phoenix Bond Fund	Phoenix Insight Bond Fund	Adjustments		Pro Forma Combining Portfolios
ASSETS
Investment securities at value (Identified cost $85,850 and $185,480)	$85,621	$181,752			$267,373
Cash	93	—			93
Receivables
Interest	872	1,619			2,491
Investment securities sold	3,706	2,639			6,345
Fund shares sold	292	23			315
Prepaid expenses	37	39			76
Other assets	21	6			27

Total assets	90,642	186,078	—		276,720

LIABILITIES
Cash overdraft	—	79			79
Payables
Investment securities purchased	3,539	2,348			5,887
Upon return of securities loaned	—	28,556			28,556
Fund shares repurchased	9	8			17
Investment advisory fee	48	49			97
Transfer agent fee	8	4			12
Distribution and service fees	11	1			12
Administration fee	6	11			17
Trustee’s fee	1	1			2
Dividend distributions	—	148			148
Professional fee	29	25	40	(b)	94
Trustee deferred compensation plan	21	6			27
Other accrued expenses	21	14	40	(b)	75

Total liabilities	3,693	31,250	80		35,023

NET ASSETS	$86,949	$154,828	(80)		$241,697

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$89,136	$164,390			$253,526
Undistributed net investment income (loss)	(8)	5	(80)		$(83)
Accumulated net realized gain (loss)	(1,950)	(5,839)			$(7,789)
Net unrealized appreciation	(229)	(3,728)			(3,957)

Net Assets	$86,949	$154,828	$(80)		$241,697

CLASS I
Shares of beneficial interest outstanding, no par value, unlimited authorization	5,045	15,958	(1,084	)(a)	19,919
Net assets	$52,044	$153,498			$205,474
Net asset value and offering price per share	$10.32	$9.62			$10.32
CLASS A
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,847	127	(7	)(a)	2,967
Net assets	$29,077	$1,224			$30,291
Net asset value per share	$10.21	$9.62			$10.21
Offering price per share NAV/(1- 4.75%)	$10.72	$10.10			$10.72
CLASS B
Shares of beneficial interest outstanding, no par value, unlimited authorization	429	—	—	(a)	429
Net assets	$4,294	$—			$4,293
Net asset value and offering price per share	$10.01	$—			$10.01
CLASS C
Shares of beneficial interest outstanding	153	11	(1	)(a)	163
Net assets	$1,534	$106			$1,640
Net asset value and offering price per share	$10.04	$9.62			$10.04

(a)	Adjustment reflects shares reduced in conversion.

(b)	Professional expenses for the surviving fund (Phoenix Bond Fund) were increased by $40,000 and printing expenses by $40,000 to reflect one-time merger related expenses.

See Notes to Pro Forma Financial Statements.

Phoenix Bond Fund/Phoenix Insight Bond Fund

Pro Forma Combining Statement of Operations

September 30, 2007 (Unaudited)

Reported in (000’s)

	Phoenix Bond Fund	Phoenix Insight Bond Fund	Adjustments			Pro Forma Combining Portfolios
INVESTMENT INCOME
Interest	$4,937	$9,884	$			$14,821
Dividends	4	8				12
Security lending	—	24				24
Foreign taxes withheld	—	—				—

Total investment income	4,941	9,916				14,857

EXPENSES
Investment advisory fee	461	874				1,335
Service fees—Class A	70	4		—		74
Distribution and service fees—Class B	49	—		—		49
Distribution and service fees—Class C	15	1		—		16
Distribution and service fees—Class I	—	85		(85	)(a)	—
Distribution and service fees—Class N	—	3		(3	)(a)	—	(b)
Administration fee	76	135		(10	)(a)	201
Transfer agent	59	48		(14	)(a)	93
Registration	56	40		(41	)(a)	55
Printing	67	12		42	(a)(c)	121
Professional	40	40		(3	)(a)(c)	77
Custodian	24	32		(18	)(a)	38
Trustees	7	10		2	(a)	19
Miscellaneous	14	25		(10	)(a)	29

Total expenses	938	1,309		(140	)(a)	2,107
Less: Custodian fees paid indirectly	(3)	—		3	(a)	—
Less: Expenses reimbursed by investment adviser and/or administrator and distributor	—	(252)		(125	)(a)	(377)

Net expenses	935	1,057		(262	)(a)	1,730

NET INVESTMENT INCOME (LOSS)	4,006	8,859		262	(a)	13,127
NON RECURRING PAYMENT FROM FORMER ADMINISTRATOR	—	337		(337	)(a)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on securities	465	1,376		—		1,841
Net change in unrealized appreciation (depreciation) on investments	(785)	7,538		—		6,573
Net gain (loss) on investments	(320)	8,734		—		8,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,686	$17,930		$(75)		$21,541

Adjustments:

(a)	Adjustments are true-ups to reflect combined fund expenses

(b)	Effective June 26, 2006, Class N shares were converted to Class A shares

(c)	Professional expenses for the surviving fund (Phoenix Bond Fund) were increased by $40,000 and printing expenses by $40,000 to reflect one-time merger related expenses.

See Notes to Pro Forma Financial Statements.

PHOENIX OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 15.	Indemnification

The Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Amended and Restated Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

a.1.	Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, filed via EDGAR with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

a.2.	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.1.	By-Laws dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.2.	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

c.	Reference is made to Registrant’s Agreement and Declaration of Trust. See Exhibit a.

d.1.	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Phoenix Bond Fund and Phoenix Investment Counsel, Inc. (“PIC”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

d.2.	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and PIC dated June 8, 2006, on behalf of Growth Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

d.3.	Subadvisory Agreement between PIC and SCM Advisors LLC (“SCM”) dated July 1, 1998, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.4.	Investment Subadvisory Agreement Amendment between PIC and SCM effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.5.	Amendment to Subadvisory Agreement between PIC and SCM dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.6.	Subadvisory Agreement between PIC and Turner Investment Partners, Inc. (“Turner”) on behalf of Phoenix Growth Opportunities Fund dated June 9, 2006, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

d.7.	Third Amendment to Subadvisory Agreement between PIC and SCM dated September 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

d.8.	Second Amendment to Amended and Restated Investment Advisory Agreement, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Core Bond Fund, Emerging Markets Bond Fund, Global Utilities Fund, High Yield Fund, Market Neutral Fund, Money Market Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.9.	Subadvisory Agreement between PIC and Duff & Phelps Investment Management Co. (“Duff & Phelps”), dated June 27, 2007 on behalf of Global Utilities Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.10.	Subadvisory Agreement between PIC and Goodwin Capital Advisers, Inc. (“Goodwin”), dated June 27, 2007 on behalf of CA Tax-Exempt Bond Fund, Core Bond Fund, Money Market Fund, Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.11.	Fourth Amendment to Subadvisory Agreement between PIC and SCM, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.12.	Third Amendment to Amended and Restated Investment Advisory Agreement dated September 24, 2007, on behalf of Phoenix Diversifier PHOLIO, Phoenix Foreign Opportunities Fund, Phoenix International Real Estate Securities Fund, Phoenix International Strategies Fund, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO, Phoenix Wealth Guardian PHOLIO and Phoenix Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.13.	First Amendment to Subadvisory Agreement between PIC and Goodwin effective as of September 24, 2007, on behalf of Phoenix Diversifier PHOLIO, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO and Phoenix Wealth Guardian PHOLIO, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.14.	First Amendment to Subadvisory Agreement between PIC and Duff & Phelps dated September 24, 2007, on behalf of Phoenix International Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.15.	Subadvisory Agreement PIC and Acadian Asset Management, Inc. (“Acadian”) dated September 24, 2007, on behalf of Phoenix International Strategies Fund and Phoenix Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.16.	Subadvisory Agreement between PIC and Vontobel Asset Management, Inc. (“Vontobel”) dated September 24, 2007, on behalf of Phoenix Foreign Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.17.	Subadvisory Agreement between PIC and New Star Institutional Managers Limited (“New Star”) dated September 24, 2007, on behalf of Phoenix International Strategies Fund and Phoenix Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.18.	Subadvisory Agreement between PIC and The Boston Company Asset Management LLC (“TBCAM”) dated January 10, 2008, on behalf of Phoenix Market Neutral Fund, filed via EDGAR with Post Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.19	Second Amendment to Subadvisory Agreement between PIC and Goodwin dated January 31, 2008 on behalf of Phoenix Senior Floating Rate Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.20	Fourth Amendment to Amended and Restated Investment Advisory Agreement between the Registrant on behalf of Phoenix Senior Floating Rate Fund, and PIC effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

e.1.	Underwriting Agreement between Phoenix Equity Planning Corporation (“PEPCO”) and Registrant dated July 1, 1998 and filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference. A Form of Underwriting Agreement between PEPCO and Registrant was previously filed via EDGAR with Post-Effective Amendment No. 5 (File No. 033-65137) on May 20, 1998 and incorporated herein by reference.

e.2.	Form of Sales Agreement between PEPCO and dealers (February 2008), filed herewith.

f.	None.

g.1.	Master Custodian Contract between Registrant and State Street Bank and Trust Company (“State Street”) dated May 1, 1997, filed via EDGAR with Post-Effective Amendment No. 8 (File No. 033-65137) on January 24, 2000 and incorporated herein by reference.

g.2.	Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

g.3.	Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

g.4.	Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

g.5.	Custodian Services Agreement between Registrant and PFPC Trust Company dated June 9, 2006 on behalf of Phoenix Growth Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

h.1.	Amended and Restated Transfer Agency and Service Agreement between the Phoenix Funds and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

h.2.	Administration Agreement between Registrant and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

h.3.	Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

h.4.	Fee Waiver Agreement between Registrant and PIC effective as of June 27, 2007, on behalf of Phoenix Market Neutral Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

h.5.	Second Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

h.6.	Fifth Amended and Restated Expense Limitation Agreement between Registrant and PIC on behalf of Phoenix Bond Fund, Phoenix CA Tax-Exempt-Bond Fund, Phoenix Diversifier PHOLIO, Phoenix Foreign Opportunities Fund, Phoenix Global Utilities Fund, Phoenix Growth Opportunities Fund, Phoenix International Real Estate Securities Fund, Phoenix Market Neutral Fund, Phoenix Real Estate Securities Fund, Phoenix Senior Floating Rate Fund, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO and Phoenix Wealth Guardian PHOLIO, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

h.7.	First Amendment to Administration Agreement between Registrant and PEPCO effective November 15, 2007 filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

h.8.	Third Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137 on January 28, 2008 and incorporated herein by reference.

h.9.	Fourth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective January 31, 2008, via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

i.	Opinion and consent of Kevin J. Carr, Esq. filed herewith.

j.	None.

k.	None.

l.	Share Purchase Agreement (the “Share Purchase Agreement”) between Registrant and GMG/Seneca Capital Management, L.P., filed via EDGAR with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996 and incorporated herein by reference.

m.1.	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.2.	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.3.	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.4.	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.5.	Amendment to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.6.	Amendment to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.7.	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.8.	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.9.	Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.10.	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.11.	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.12.	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.13.	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.14.	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

n.	2007 Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of July 13, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

o.	Reserved.

p.1.	Amended and Restated Codes of Ethics of the Phoenix Funds and the Distributor (PEPCO) dated February 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.2.	Amended and Restated Code of Ethics of the Adviser (PIC) dated February 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.3.	Amended and Restated Code of Ethics of the Subadviser (SCM Advisors) dated June 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.4.	Code of Ethics of the Subadviser (Turner) dated February 1, 2005, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.5.	Amended and Restated Code of Ethics of Subadviser (Duff & Phelps), dated August 30, 2006, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.6	Code of Ethics of Subadviser (TBCAM), dated July 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

p.7.	Code of Ethics of Subadviser (Goodwin), dated January 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.8.	Code of Ethics of Subadviser (Acadian) dated April 2006, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

p.9.	Code of Conduct of Subadviser (New Star) dated June 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

p.10.	Code of Ethics of Subadviser (Vontobel) dated January 2006, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

q.1.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Insight Bond Fund of the Phoenix Insight Trust and Phoenix Bond Fund of the Registrant. Filed herewith.

q.2.	Powers of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward. Filed herewith.

q.3.	Form of Proxy Card for Phoenix Insight Bond Fund. Filed herewith.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Exhibit j.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Hartford and the State of Connecticut on the 5th day of March, 2008.

PHOENIX OPPORTUNITIES TRUST

ATTEST:	/s/ Kevin J. Carr	By:	/s/ George R. Aylward
	Kevin J. Carr		George R. Aylward
	Secretary		President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of March, 2008.

Signature	Title

/s/ George R. Aylward George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

E. Virgil Conway*	Trustee

Harry Dalzell-Payne*	Trustee

Francis E. Jeffries*	Trustee

Leroy Keith, Jr.*	Trustee

Philip R. McLoughlin*	Trustee and Chairman

Geraldine M. McNamara*	Trustee

James M. Oates*	Trustee

Richard E. Segerson*	Trustee

Ferdinand L.J. Verdonck*	Trustee

*By	/s/ George R. Aylward
*George R. Aylward,
Attorney-in-Fact, pursuant to a power of attorney

Exhibits

e.2.	Form of Sales Agreement between PEPCO and dealers (February 2008), filed herewith.

i.	Opinion and consent of Kevin J. Carr, Esq. filed herewith.

q.1.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Insight Bond Fund of the Phoenix Insight Trust and Phoenix Bond Fund of the Registrant. Filed herewith.

q.2.	Powers of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward. Filed herewith.

q.3.	Form of Proxy Card for Phoenix Insight Bond Fund. Filed herewith.